PRINCIPAL ACCOUNTING POLICIES - Group's advances from customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Opening balance	¥ 93,922	¥ 49,515	¥ 26,251
Additions, net	56,321	44,407	23,264
Closing balance	150,243	93,922	49,515
Revenue recognized from opening balance	¥ 93,922	¥ 49,515	¥ 26,251